Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Cash and Cash Equivalents and Concentration of Credit Risk
Amounts in transit from title companies for transactions that closed at or near year-end	$ 0.4	$ 2.3
Number of financial institutions with which all of cash balances were held on deposit	1	1
Restricted Cash
Amount outstanding in escrow bonds used to release restrictions on customer deposits	8.3	11.4
Restricted cash related to customer deposits	6.4	6.4
Cash collateral posted in support of outstanding letters of credit	2.5	4.5
Notes and Accounts Receivable
Allowances for doubtful accounts	0.4	0.6
Property and Equipment, net
Impairment charges recorded pertaining to property and equipment	0	0	0
Assets of Discontinued Operations
Asset impairment charges recorded	0	0	0
Goodwill
Goodwill impairment charges recorded	0	0	0
Warranty Reserves
Warranty term for certain structural defects	10 years
Revenue and Profit Recognition
Amortization period of amenities revenues	20 years
Advertising Costs
Advertising expense	4.7	5.0	3.9
Employee Benefit Plan
Matching percentage of the first 6% of each participant's elected deferrals	25.00%
Percentage of each participant's elected deferrals for which the Company matches an amount	6.00%
Matching amount of expense under 401(k) benefit plan	$ 0.3	$ 0.2	$ 0.2
Minimum
Warranty Reserves
Limited warranty term for single- and multi-family homebuyers	1 year
Maximum
Warranty Reserves
Limited warranty term for single- and multi-family homebuyers	3 years